LEASE LIABILITIES - Disclosure of maturity analysis of lease payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 3,793
Carrying value of lease liabilities	3,532
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,472
Year 2 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,182
Year 3 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,112
Year 4 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	18
Year 5+ [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 9